INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	Years Ended December 31,
	2019	2018
Deferred Tax Assets:
Tax benefit of net operating loss carry-forward	$11,828,268	$6,465,826
Depreciation and amortization	27,949	(5,102)
Accrued liabilities	360,204	261,876
Stock based compensation	34,493	-
Interest Expense	-	740,285
R&D Credit	851,413	393,165
Total deferred tax assets	13,102,327	7,856,050
Valuation allowance for deferred tax assets	(13,102,327)	(7,856,050)
Deferred tax assets, net of valuation allowance	$-	$-

The change in the Company’s valuation allowance is as follows:

	Years Ended December 31,
	2019	2018
Beginning of the year	$7,856,050	$4,726,411
Change in valuation account	5,246,277	3,129,639
End of the year	$13,102,327	$7,856,050

A reconciliation of the provision for income taxes with the amounts computed by applying the Federal income tax rate to income from operations before the provision for income taxes is as follows:

	Years Ended December 31,
	2019	2018
U.S. federal statutory rate	(21.0)%	(21.0)%
Federal true ups	0.8%
State taxes, net of federal benefit	(6.2)%	(6.9)%
Share-based compensation	-%	-%
Effect of U.S. tax law change	-%	-%
Change in valuation allowance	27.1%	25.8%
Nondeductible expenses	0.5%	2.0%
R&D credit	(2.4)%	(3.2)%
Stock Options	-%	3.3%
Foreign rate differential	(0.2)%
China liquidation	1.4%
Effective income tax rate	-%	-%

In assessing the realizability of deferred tax assets, including the net operating loss carryforwards (NOLs), the Company assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize its existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period when those temporary differences become deductible. Based on its assessment, the Company has provided a full valuation allowance against its net deferred tax assets as their future utilization remains uncertain at this time.

As of December 31, 2019 and 2018, the Company had approximately $42 million and $23 million respectively of Federal and state NOLs available to offset future taxable income with $23 million expiring from 2030 through 2037 while the Federal NOL of $17 Million generated in 2019 has no expiration. As of December 31, 2019 and 2018, the Company had approximately $851,000 and $393,000, respectively of Federal research and development credits available to offset future tax liability expiring from 2030 through 2039. In accordance with Section 382 of the Internal Revenue code, the usage of the Company’s Federal Carryforwards could be limited in the event of a change in ownership. As of December 31, 2019 the company has not completed an analysis as to whether or not an ownership change has occurred.

The Company applies the FASB’s provisions for uncertain tax positions. The Company utilizes the two-step process to determine the amount of recognized tax benefit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties associated with uncertain tax positions as a component of income tax expense.

As of December 31, 2019, management does not believe the Company has any material uncertain tax positions that would require it to measure and reflect the potential lack of sustainability of a position on audit in its financial statements. The Company will continue to evaluate its uncertain tax positions in future periods to determine if measurement and recognition in its financial statements is necessary. The Company does not believe there will be any material changes in its unrecognized tax positions over the next year.

On December 22, 2017, the U.S. Tax Cuts and Jobs Act (“Tax Cuts and Jobs Act”) was enacted which contained substantial changes to the Code, some of which could have an adverse effect on our business. Among other things, the Tax Cuts and Jobs Act (i) reduces the U.S. corporate income tax rate from 35% to 21% beginning in 2018, (ii) generally will limit annual deductions for net interest expense to no more than 30% of our “adjusted taxable income,” plus 100% of our business interest income for the year, and (iii) will permit a taxpayer to offset only 80% (rather than 100%) of its taxable income with any U.S. net operating losses (“NOLs”) generated for taxable years beginning after 2017. The U.S. Department of Treasury has broad authority to issue regulations and interpretative guidance that may significantly impact how we will apply the law and impact our results of operations in the period issued. While the U.S. Department of the Treasury has issued some proposed regulations since the enactment of the Tax Cuts and Jobs Act, additional guidance is likely forthcoming. The measurement period allowed by Staff Accounting Bulletin (“SAB”) No. 118 has closed during the fourth quarter of 2018. The prospects of supplemental legislation or regulatory processes to address uncertainties that arise because of the Act, or evolving technical interpretations of the tax law, may cause our financial statements to be impacted in the future. We will continue to analyze the effects of the Act as subsequent guidance continues to emerge.